Quarterly Holdings Report

for

Fidelity® International Value Factor ETF

January 31, 2020

IVE-QTLY-0320

1.9885310.102

Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 6.0%
AGL Energy Ltd.	7,543	$ 100,733
Australia & New Zealand Banking Group Ltd.	8,396	144,722
BHP Group Ltd.	5,173	136,435
CSL Ltd.	631	131,807
Macquarie Group Ltd.	1,588	153,892
Wesfarmers Ltd.	4,507	136,398
TOTAL AUSTRALIA		803,987
BERMUDA – 1.0%
Hongkong Land Holdings Ltd.	6,289	33,520
Jardine Matheson Holdings Ltd.	1,823	101,924
TOTAL BERMUDA		135,444
CANADA – 7.5%
Air Canada (a)	4,071	136,367
Canadian Natural Resources Ltd.	3,973	111,739
Fairfax Financial Holdings Ltd.	231	103,364
Manulife Financial Corp.	7,124	138,776
Open Text Corp.	1,315	59,182
Power Corp. of Canada	4,818	120,213
Sun Life Financial, Inc.	2,846	133,805
Suncor Energy, Inc.	3,843	117,462
Teck Resources Ltd. Class B	6,734	87,012
TOTAL CANADA		1,007,920
CAYMAN ISLANDS – 0.6%
CK Asset Holdings Ltd.	13,000	84,027
TOTAL CAYMAN ISLANDS		84,027
DENMARK – 2.3%
Novo Nordisk A/S Class B	2,213	135,482
Pandora A/S	3,411	176,880
TOTAL DENMARK		312,362
FRANCE – 9.1%
Capgemini SE	910	113,388
Cie de Saint-Gobain	3,463	131,484
Danone S.A.	1,068	85,755
Peugeot S.A.	4,900	101,133
Publicis Groupe S.A.	1,956	86,837
Renault S.A.	2,043	79,858
Sanofi	1,395	134,523
Schneider Electric SE	1,764	177,090
Societe Generale S.A.	5,227	169,417
TOTAL S.A.	2,819	138,015
TOTAL FRANCE		1,217,500
GERMANY – 7.6%
Allianz SE	748	179,063

	Shares	Value

Bayer AG	1,323	$ 107,184
Deutsche Lufthansa AG	8,434	129,362
E.ON SE	10,341	117,439
Fresenius Medical Care AG & Co. KGaA	737	56,971
Fresenius SE & Co. KGaA	1,105	56,526
SAP SE	1,661	217,040
Vonovia SE	2,564	146,559
TOTAL GERMANY		1,010,144
HONG KONG – 1.8%
AIA Group Ltd.	15,000	150,162
Hong Kong Exchanges & Clearing Ltd.	2,532	84,372
TOTAL HONG KONG		234,534
ITALY – 2.7%
Enel SpA	18,573	161,800
Eni SpA	4,727	66,359
UniCredit SpA	9,850	131,986
TOTAL ITALY		360,145
JAPAN – 24.5%
Astellas Pharma, Inc.	10,500	189,011
Brother Industries Ltd.	5,400	107,796
Chubu Electric Power Co., Inc.	3,700	50,811
Daiwa House Industry Co. Ltd.	5,500	175,677
Fujitsu Ltd.	1,300	139,352
Hitachi Ltd.	3,300	128,826
Honda Motor Co. Ltd.	5,900	154,150
ITOCHU Corp.	6,900	163,529
Japan Tobacco, Inc.	5,400	115,421
JXTG Holdings, Inc.	14,700	63,600
KDDI Corp.	4,800	144,901
Marubeni Corp.	18,300	134,301
Mazda Motor Corp.	11,600	99,990
Medipal Holdings Corp.	5,900	127,197
Mitsubishi Corp.	5,400	140,687
Mitsubishi UFJ Financial Group, Inc.	33,500	175,762
Mitsui & Co. Ltd.	8,200	148,365
Nikon Corp.	8,500	105,039
Nippon Telegraph & Telephone Corp.	5,100	131,154
ORIX Corp.	9,000	154,326
Seven & i Holdings Co. Ltd.	3,600	140,106
Showa Denko KK	5,700	140,718
Sony Corp.	3,000	213,686
Sumitomo Corp.	8,400	126,983
TOTAL JAPAN		3,271,388
JERSEY – 0.9%
Glencore PLC (a)	38,525	113,191
TOTAL JERSEY		113,191

Common Stocks – continued
	Shares	Value
LUXEMBOURG – 0.7%
ArcelorMittal SA	6,298	$ 93,289
TOTAL LUXEMBOURG		93,289
NETHERLANDS – 5.5%
Aegon N.V.	20,356	82,831
Fiat Chrysler Automobiles N.V.	10,344	134,589
Heineken Holding N.V.	562	55,410
ING Groep N.V.	11,732	127,837
Koninklijke Ahold Delhaize N.V.	3,108	76,522
Randstad N.V.	2,466	142,106
Unilever N.V.	2,079	121,511
TOTAL NETHERLANDS		740,806
NORWAY – 0.4%
Equinor ASA	3,200	58,152
TOTAL NORWAY		58,152
SINGAPORE – 1.4%
Singapore Telecommunications Ltd.	30,600	74,000
Wilmar International Ltd.	39,700	113,753
TOTAL SINGAPORE		187,753
SPAIN – 1.8%
International Consolidated Airlines Group S.A.	17,576	132,106
Telefonica S.A.	15,254	103,349
TOTAL SPAIN		235,455
SWEDEN – 1.4%
Essity AB Class B	2,094	66,560
Volvo AB Class B	7,312	125,551
TOTAL SWEDEN		192,111
SWITZERLAND – 9.3%
Adecco Group AG	2,330	137,159
Credit Suisse Group AG (a)	9,939	126,043
Nestle S.A.	2,989	330,118
Novartis AG	2,534	239,851
Roche Holding AG	763	256,895
UBS Group AG (a)	11,723	146,051
TOTAL SWITZERLAND		1,236,117

	Shares	Value
UNITED KINGDOM – 14.7%
Aviva PLC	24,786	$ 130,396
Barclays PLC	69,804	154,856
BHP Group PLC	5,477	120,043
British American Tobacco PLC	3,451	153,003
Carnival PLC	3,116	128,296
Centrica PLC	98,613	110,477
GlaxoSmithKline PLC	5,904	139,085
J Sainsbury PLC	27,871	74,491
Legal & General Group PLC	38,950	157,129
Micro Focus International PLC	4,917	66,565
RELX PLC	5,165	137,294
Rio Tinto PLC	2,512	135,470
Royal Dutch Shell PLC Class B	7,816	206,420
Unilever PLC	1,982	118,652
Vodafone Group PLC	68,341	134,735
TOTAL UNITED KINGDOM		1,966,912
TOTAL COMMON STOCKS (Cost $13,299,559)		13,261,237
Money Market Fund – 0.4%

Fidelity Cash Central Fund, 1.58% (b) (Cost $52,489)	52,479	52,489
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $13,352,048)		13,313,726
NET OTHER ASSETS (LIABILITIES) (c) – 0.4%		48,763
NET ASSETS – 100.0%		$ 13,362,489

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)

Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $4,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract

ICE MSCI EAFE Index Future Contracts	1	March 2020	$98,825	$(1,534)	$(1,534)

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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